TAX LIABILITIES	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
TAX LIABILITIES	TAX LIABILITIES

	As of December 31,
	2022	2021

Current
Periodic payment plan	16	379
VAT payable	16,213	9,927
Wage withholding taxes	2,504	3,354
Personal properties tax accrual	1,177	1,139
Taxes payable related to LEC	730	1,385
Sales taxes payable	560	100
Other	2,254	1,787
TOTAL	23,454	18,071